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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8th Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Harrison T. Grodnick
Title:  Chief Operating Officer
Phone:  (612) 334-2000

Signature, Place, and Date of Signing:

 /s/ Harrison T. Grodnick   Minneapolis, Minnesota           5/5/2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:    $621,891
                                         (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                         VOTING AUTHORITY
                                                                                        -------------------
                                                    VALUE           INVESTMENT  OTHER
SYMBOL                   TITLE OF CLASS   CUSIP   (X$1,000) SHARES  DISCRETION MANAGERS  SOLE   SHARED NONE
------                   -------------- --------- --------- ------- ---------- -------- ------- ------ ----
3M CO                    COM            88579Y101   37250    445731    Sole      NONE    445731
Archer Daniels Midland
  Co                     COM            039483102   30891   1068902    Sole      NONE   1068902
Barrick Gold Corp        COM            067901108   13561    353697    Sole      NONE    353697
Boston Scientific Corp   COM            101137107   13778   1908284    Sole      NONE   1908284
Brush Engineered Matls
  Inc                    COM            117421107   24577   1088936    Sole      NONE   1088936
Cemex Sab DE CV          SPON ADR NEW   151290889   20165   1975005    Sole      NONE   1975005
Cenovus Energy Inc       COM            151350109   14581    556301    Sole      NONE    556301
Du Pont E I De
  Nemours & Co           COM            263534109   33594    902098    Sole      NONE    902098
Dynegy Inc Del           CL A           26817G102    6926   5497032    Sole      NONE   5497032
Encana Corp              COM            292505104   17851    575291    Sole      NONE    575291
Goldcorp Inc New         COM            380956409   39743   1067778    Sole      NONE   1067778
Ingersoll-Rand PLC       SHS            G47791101   26870    770579    Sole      NONE    770579
ITT Corp New             COM            450911102   29327    547042    Sole      NONE    547042
Kraft Foods Inc          CL A           50075N104   33376   1103697    Sole      NONE   1103697
NCR Corp New             COM            62886E108   25810   1870322    Sole      NONE   1870322
Newmont Mining Corp      COM            651639106   28997    569356    Sole      NONE    569356
Northstar Rlty Fin Corp  COM            66704R100      84     20000    Sole      NONE     20000
Potash Corp Sask Inc     COM            73755L107   33204    278211    Sole      NONE    278211
Pride Intl Inc Del       COM            74153Q102   29170    968772    Sole      NONE    968772
Siemens A G              SPONSORED ADR  826197501   38584    385956    Sole      NONE    385956
Sony Corp                ADR NEW        835699307   26805    699515    Sole      NONE    699515
TCF Finl Corp            COM            872275102   30662   1923564    Sole      NONE   1923564
Terex Corp New           COM            880779103   35712   1572502    Sole      NONE   1572502
Wabtec Corp              COM            929740108   30373    721116    Sole      NONE    721116

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